Accounts receivable, net	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounts receivable, net
Accounts receivable, net
3.	Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Accounts receivable - third parties	422,743	296,449
Less: Allowance for doubtful accounts, third parties	(4,521)	(8,216)
Accounts receivable - third parties, net	418,222	288,233

Accounts receivable - related parties	837,686	807,621
Less: Allowance for doubtful accounts, related parties	(2,366)	(3,354)
Accounts receivable - related parties, net	835,320	804,267

The movement of the allowance for doubtful accounts is as follows:

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Balance at the beginning of the period	—	6,887
Additions	6,887	7,097
Reversal	—	(2,142)
Write-off	—	(272)
Balance at the end of the period	6,887	11,570

4.	Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable – third parties	184,546	422,743
Less: Allowance for doubtful accounts, third parties	—	(4,521)
Accounts receivable – third parties, net	184,546	418,222

Accounts receivable – related parties	768,747	837,686
Less: Allowance for doubtful accounts	—	(2,366)
Accounts receivable – related parties, net	768,747	835,320

The movement of the allowance for doubtful accounts receivables is as follows:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	—
Additions	360	—	6,887
Write-off	(360)	—	—
Balance at the end of the year	—	—	6,887